Property, Plant and Equipment	12 Months Ended
Mar. 31, 2018
Property Plant And Equipment [Abstract]
Property, Plant and Equipment

NOTE 7: — PROPERTY, PLANT AND EQUIPMENT

a.	Composition of assets grouped by major classifications are as follows:

	March 31,
	2018	2017
Cost:
Land	$7,681	$7,633
Buildings	171,735	158,510
Leasehold improvements	2,307	2,273
Machinery and equipment	191,619	181,176
Computer equipment	39,108	34,271
Motor vehicles	218	215
Furniture, fixtures and office equipment	14,870	14,052
	427,538	398,130
Accumulated depreciation and impairment charges:
Buildings	$65,120	$59,011
Leasehold improvements	1,597	1,436
Machinery and equipment	129,104	121,717
Computer equipment	29,338	28,105
Motor vehicles	217	199
Furniture, fixtures and office equipment	8,435	7,577
	233,811	218,045
Depreciated cost	$193,727	$180,085

b.	Depreciation expenses were $14,727, $12,645, and $11,901 for the years ended March 31, 2018, 2017 and 2016, respectively. For related impairment charges, see Note 2.m.
c.

Cost of property, plant and equipment includes capitalized interest expense, capitalized direct incremental costs (such as payroll and related expenses) and other internal costs incurred in order to bring the assets to their intended use in the amount of $15,333 and $16,234 as of March 31, 2018 and 2017.  There were no additional capitalized interest and other costs as of March 31, 2018 and 2017.

d.	Cost of computer equipment includes capitalized development costs of computer software developed for internal use in the amount of $4,636 and $4,517 as of March 31, 2018 and 2017, respectively.
e.	As for pledges – see Note 14.
f.	Asset disposals were $578 and $10,799 for the years ended March 31, 2018 and 2017, respectively, mainly relating to the write-offs of fully depreciated production equipment.